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[MetLife Letterhead]

Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, NY 10166-0005


ROBIN WAGNER
Assistant General Counsel
Legal Affairs
Phone: 212-578-9071

September 4, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    General American Separate Account Twenty-Eight
       File No. 811-07248

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2019 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of General American Separate Account Twenty-Eight of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452; and

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,


/s/ Robin Wagner

Robin Wagner, Esq.
Assistant General Counsel
Metropolitan Tower Life Insurance Company